Private Placement and Securities Purchase Agreement - Additional Information (Detail)												6 Months Ended		12 Months Ended
	Aug. 07, 2020 GBP (£) Pence	Jun. 04, 2020 GBP (£) £ / shares shares	Jun. 03, 2020 GBP (£) Pence £ / shares shares	Jun. 03, 2020 USD ($) Pence	Feb. 20, 2020 GBP (£) £ / shares shares	Feb. 19, 2020 GBP (£) shares	Feb. 19, 2020 USD ($) shares	Feb. 11, 2020 GBP (£) £ / shares shares	Feb. 10, 2020 GBP (£) shares	Feb. 10, 2020 USD ($) shares	Jan. 01, 2017 GBP (£)	Jun. 30, 2020 GBP (£) £ / shares shares	Jun. 30, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Feb. 10, 2020 USD ($) $ / shares shares	Feb. 08, 2020 $ / shares	Jun. 21, 2019 shares	Apr. 26, 2017 shares
Statement [line items]
Private placement offerings			£ 56,000,000	$ 70,000,000
Common stock shares issued | shares			89,100,000
Par value per share | £ / shares			£ 0.003
Shares issued price per share | Pence			17.4	17.4
Proceeds from issuance of private placement			£ 15,500,000	$ 19,400,000
Proceeds from issuance of convertible notes			£ 40,500,000	50,600,000
Exercise price per warrants | Pence			34.8
Warrants issued | shares			161,048,366
Percentage Number of shares issuable			50.00%
Conversion of loan notes into ordinary shares amount | £													£ 0	£ 0
Convertible loan amount | £												£ 18,872,672,000
Borrowings, interest rate												6.00%
Increase in share premium | $										$ 223,586
Aspire Capital LLC [Member] | Aspire Capital Securities Initial Purchase Agreement [Member]
Statement [line items]
Proceeds from issue of ordinary shares									£ 2,300,000	$ 3,000,000
Commitment to issue capital | $															$ 25,000,000
Period over which the commitment is to be fulfilled									30 months	30 months
Aspire Capital LLC [Member] | Aspire Capital Securities Initial Purchase Agreement [Member] | Ordinary shares [member]
Statement [line items]
Common stock shares issuable | shares									2,862,595						2,862,595
Aspire Capital LLC [Member] | Aspire Capital Securities Initial Purchase Agreement [Member] | Ordinary shares [member] | Towards Commission Payable [Member]
Statement [line items]
Shares issued during the period shares for services rendered | shares									2,862,595	2,862,595
Shares issued during the period value for services rendered | £									£ 200,000
Aspire Capital LLC [Member] | Aspire Capital Securities Initial Purchase Agreement [Member] | American depository shares [Member]
Statement [line items]
Common stock shares issued | shares									2,286,585						2,286,585
Issue price per share | $ / shares															$ 1.31
Discount percentage on market price of shares issued																16.00%
Closing market price of share | $ / shares																$ 1.56
Common stock shares issuable | shares									572,519						572,519
Commitment to issue capital | $															$ 28,000,000
Aspire Capital LLC [Member] | Aspire Capital Securities Initial Purchase Agreement [Member] | American depository shares [Member] | Towards Commission Payable [Member]
Statement [line items]
Shares issued during the period shares for services rendered | shares									572,519	572,519
Ordinary shares [member]
Statement [line items]
Common stock shares issued | shares		89,144,630			12,252,715			11,432,925				125,061,475					1,936,030	1,221,361
Par value per share | £ / shares		£ 0.003	£ 0.003		£ 0.003			£ 0.003				£ 0.003
Cash consideration		£ 15,511,166			£ 2,303,510	£ 2,300,000	$ 3,000,000	£ 2,321,738				£ 21,760,697
Shares issued during the period value for services rendered | £											£ 2,674,477	722,000	£ 80,000	£ 80,000
Ordinary shares [member] | Aspire Capital LLC [Member] | Aspire Capital Securities Initial Purchase Agreement [Member]
Statement [line items]
Common stock shares issued | shares									11,432,925						11,432,925
Ordinary shares [member] | Aspire Capital LLC [Member] | Aspire Capital Securities Initial Purchase Agreement [Member] | Towards Commission Payable [Member]
Statement [line items]
Shares issued during the period value for services rendered | $										$ 300,000
Loans And Notes [Member]
Statement [line items]
Notional amount | £												38,600,000
Debt Host Instrument [Member]
Statement [line items]
Notional amount | £												26,700,000
Embedded Derivative [Member]
Statement [line items]
Notional amount | £												11,900,000
Warrants [Member]
Statement [line items]
Fair value of financial liabilities routed through profit and loss account | £												4,100,000
Novartis [member]
Statement [line items]
Conversion of loan notes into ordinary shares amount | £												£ 21,660,999,000
Number of converted loans converted to ordinary shares | shares												125,061,475
Equity Fund Raise [Member]
Statement [line items]
Shares issued price per share | Pence	17.4
Material liabilities | £	£ 137,000,000
Tranche 1 Notes [Member]
Statement [line items]
Common stock shares issued | shares			40,533,671
Proceeds from issuance of convertible notes			£ 40,500,000	$ 50,600,000
Fixed interest rate of note instrument			10.00%
Reduced fixed interest rate of note instrument			6.00%
Note instrument maturity date			June 2023	June 2023
Tranche 2 Notes [Member]
Statement [line items]
Common stock shares issued | shares			115,034,554
Proceeds from issuance of convertible notes | £			£ 40,000,000
Note instrument extended maturity term			10 years	10 years
Fixed interest rate of note instrument			2.00%
Note instrument maturity date			2026	2026
Tranche 3 Notes [Member]
Statement [line items]
Proceeds from issuance of convertible notes | £			£ 56,000,000
Note instrument maturity date			August 2025	August 2025
Securities Purchase Agreement [Member] | Boxer Capital LLC [Member] | Ordinary shares [member]
Statement [line items]
Common stock shares issuable | shares						12,252,715	12,252,715
Securities Purchase Agreement [Member] | Boxer Capital LLC [Member] | American depository shares [Member]
Statement [line items]
Common stock shares issuable | shares						2,450,543	2,450,543
Equity Financing Agreement [Member] | Convertible Loan Notes [Member]
Statement [line items]
Notional amount | £									£ 3,800,000
Equity Financing Agreement [Member] | Novartis [member] | Convertible Loan Notes [Member]
Statement [line items]
Borrowings, interest rate									6.00%						6.00%
Notional amount | £									£ 3,800,000
Debt maturity									three years	three years